Goodwill and intangible assets - Summary of Goodwill and Indefinite-Life Intangible Assets Held in Significant CGUs (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 22,311	€ 21,109
Indefinite-life intangible assets	17,900
Total Significant CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill	22,300	21,100
Indefinite-life intangible assets	8,900
Beauty & Wellbeing
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,000	4,600
Beauty & Wellbeing | North America
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	1,000
Personal Care
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,200	3,900
Home Care
Disclosure of detailed information about intangible assets [line items]
Goodwill	900	900
Foods
Disclosure of detailed information about intangible assets [line items]
Goodwill	8,600	8,000
Foods | India and Nepal
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	3,000
Ice Cream
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,600	€ 3,700
Prestige
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	3,200
Wellbeing
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	1,700
Other
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	€ 9,000